UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Dryden Municipal Bond Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	4/30/2006

Date of reporting period:	1/31/2006

Item 1. Schedule of Investments

DRYDEN MUNICIPAL BOND FUND

HIGH INCOME SERIES

Schedule of Investments

January 31, 2006 (Unaudited)

Principal Amount (000)	Description (a)	Moody’s Ratings	Interest Rate		Maturity Date	Value
	LONG-TERM INVESTMENTS—99.1%
	Alabama—1.0%
$3,000	Birmingham Baptist Medical Ctr. Spl. Rev.	Baa1	5.00%		11/15/30	$2,933,040
1,000	Butler Ind. Dev. Brd. Solid Wste. Disp. Rev., GA-Pacific Corp. Proj., A.M.T.	B(b)	5.75		9/01/28	988,730
	Camden Ind. Dev. Brd. Facs. Rev., Refdg. Weyerhaeuser,
1,000	Ser. A	BBB(b)	6.125		12/01/24	1,105,300
1,000	Ser. B, A.M.T.	BBB(b)	6.375		12/01/24	1,092,200

						6,119,270

	Alaska—0.6%
3,500	Northern Tobacco Secur. Corp., Rev. Asset Bkd. Bonds	Baa3	6.50		6/01/31	3,695,020

	Arizona—1.2%
	Coconino Cnty. Poll. Ctrl. Corp. Rev., Tucson Elec. Pwr., Navajo,
5,000	Ser. A, A.M.T.	Ba1	7.125		10/01/32	5,239,550
1,700	Ser. B	Ba1	7.00		10/01/32	1,765,586

						7,005,136

	California—12.5%
1,005	Antelope Valley California Hlthcare. Dis. Rev. Rfdg., Ser. A, F.S.A.(e)	Aaa	5.20		1/01/17	1,054,607
1,000	California Poll. Ctrl. Fin. Auth. Solid Wste. Disp. Rev. Wste. Mgmt., Inc., PJ-Ser. B, A.M.T.	BBB(b)	5.00		7/01/27	994,750
4,905	California St., G.O., M.B.I.A.	Aaa	5.25		2/01/27	5,226,179
	California St. Pub. Wks. Brd. Lease Rev.,
2,000	Dept. Mental Hlth., Coalinga, Ser. A	A3	5.50		6/01/19	2,189,940
2,000	Dept. Mental Hlth., Coalinga, Ser. A	A3	5.50		6/01/20	2,185,520
2,000	Dept. Mental Hlth., Coalinga, Ser. A	A3	5.50		6/01/22	2,170,860
2,000	California Statewide Cmnty. Dev. Auth. Rev. Kaiser Permanente, Ser. C	A3	3.85	(h)	6/01/12	1,962,100
1,000	Capistrano Uni. Sch. Dist. Cmnty. Facs. Rev., Talega CFD #90-2	NR	6.00		9/01/33	1,048,920
2,550	Central California Joint Pwr. Hlth. Fin. Auth., Cmnty. Hosps. of Central California, C.O.P.	Baa2	6.00		2/01/30	2,658,579
1,000	City of Chula Vista Indl. Dev. Rev., San Diego	A1	5.00		12/01/27	1,013,320
6,700	Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev., C.A.B.S.	Baa3	Zero		1/15/28	5,797,242
3,500	La Quinta Fin. Auth. Local Agcy. Rev., Ser. A, A.M.B.A.C.	Aaa	5.25		9/01/24	3,775,520

1,500	Lake Elsinore Calif. Spl. Tax Cnty. Facs. Rev.	NR	5.45		9/01/36	1,509,120
3,460	Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth. Rev., Twelve Bridges	NR	6.20		9/02/25	3,614,454
2,000	Los Angeles Regional Airports I Rev.	Caa2	7.50	(h)	12/01/12	2,066,100
	Los Angeles Dept. Wtr. & Pwr. Rev. Pwr. Sys.,
3,660	Ser. A, F.G.I.C.(e)	Aaa	5.125		7/01/40	3,769,690
2,100	Ser. B, F.S.A.(e)	Aaa	5.125		7/01/17	2,271,255
1,555	Ser. B, F.S.A.(e)	Aaa	5.125		7/01/18	1,678,156
1,000	Murrieta Cmnty. Facs. Dist. Spl. Tax Rev., No. 2, The Oaks Impt. Area, Ser. A	NR	5.90		9/01/27	1,049,330
7,000	Orange Cnty. Cmnty. Loc. Trans. Auth. Rev., Reg. Linked, S.A.V.R.S., R.I.B.S.	Aa2	6.20		2/14/11	7,834,400
3,000	Perris California Cmnty. Facs. Dist., Rev. Spec. Tax, No. 01-2, Avalon Ser. A	NR	6.25		9/01/23	3,249,600
1,000	Rancho Cordova Cmnty. Facs. Dist., Spec. Tax No. 2003-1, Sunridge Anatolia	NR	6.00		9/01/33	1,025,130
2,000	Rancho Cordova Cmnty. Facs. Dist., Spec. Tax No. 2003-1, Sunridge Anatolia	NR	6.10		9/01/37	2,045,420
1,440	Roseville Joint Union H.S. Dist., Ser. B, G.O., F.G.I.C., C.A.B.S.	A1	Zero		8/01/11	1,173,427
1,500	Sacramento, Calif. Mun. Util. Dist. Auth. Rev., M.B.I.A.	Aaa	5.125		7/01/29	1,597,785
1,800	Saugus Uni. Sch. Dist. Cmnty. Facs.	NR	6.00		9/01/33	1,865,250
1,330	University of Calif. Bd. of Regents Revs., Hosp. UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.50		5/15/23	1,455,406
2,115	Res. Facs., Ser. E, A.M.B.A.C.	Aaa	5.00		9/01/18	2,235,195
3,500	Vallejo, Touro Univ., C.O.P.	Ba2	7.375		6/01/29	3,723,475
1,000	Valley Hlth. Sys. California Hosp. Rev., Rfdg. & Impvt. Proj., Ser. A	B+(b)	6.50		5/15/25	1,001,970
1,000	Wm. S. Hart Calif. Unif. High Sch. Dist., Ser. 2005-1	NR	5.30		9/01/36	990,980

						74,233,680

	Colorado—3.1%
5,285(d)	Black Hawk Bus. Impvt. Dist. Ult.	NR	7.75		12/01/09	6,129,806
5,560	Colorado Hlth. Facs. Auth. Rev., Rfdg. Hosp. Poudre Valley Hlthcare,	Baa2	5.00		3/01/25	5,628,610
1,240(d)	Colorado Springs Hosp. Rev. Spr. Mem. Hosp.	A3	6.375		12/15/10	1,398,137
1,260	Colorado Springs Hosp. Rev., Unrfdg. Spr. Mem. Hosp.	A3	6.375		12/15/30	1,368,940
3,680	Denver Urban Ren. Auth. Pavilions Tax, Inc., Rev., A.M.T.	NR	7.75	(h)	9/01/16	3,815,130

						18,340,623

	Connecticut—1.0%
5,000(i)	Connecticut St. 1060 R, G.O., R.I.T.E.S. (cost $5,379,971; purchased 9/18/02)	AA(b)	6.214	(f)	11/15/09	5,752,199

	Delaware—0.3%
2,000	Delaware St. Health Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	Baa1	5.00		6/01/30	2,022,180

	District of Columbia—0.5%
3,000	Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125		9/15/31	3,086,820

	Florida—4.6%
1,500	Brevard Cnty. Health Facs. Auth. Rev. Health 1st	A2	5.00		4/01/34	1,501,080
4,000	Broward Cnty. Res. Recov. Rev., Rfdg. Wheelabrator, Ser. A	A3	5.50		12/01/08	4,205,759
2,000	Greater Orlando Aviation Auth. Rev., Orlando FL ARPT, Jet Blue Airways	NR	6.375		11/15/26	1,996,340
2,000	Greater Orlando Aviation Auth. Rev., Orlando FL ARPT, Jet Blue Airways	NR	6.50		11/15/36	2,000,960
1,500	Highlands Cnty. Fla. Health Facs. Auth. Rev., Hosp-Adventist Hlth., Ser. D	A2	5.00	(h)	11/15/35	1,520,760
500	Highlands Fla Cmnty. Dev. Dist. Rev. Spl. Assmt.	NR	5.55		5/01/36	502,825
3,000	Hillsborough Cnty. Ind. Dev. Auth. Rev., Lakeshore Villas Proj., Ser. A	NR	6.75		7/01/29	3,047,220
2,000	Indigo Cmnty. Dev. Dist. Florida Cap. Impvt. Rev.	NR	5.75		5/01/36	2,031,280
1,000	Miami Beach Hlth. Facs. Auth. Hosp. Rev., Mount Sinai Med. Ctr., Ser. A	Ba2	6.70		11/15/19	1,098,080
2,000(d)	Orlando Util. Cmnty. Wtr. & Elec. Rev., Ser. D, E.T.M.	Aa1	6.75		10/01/17	2,407,780
3,500	Palm Beach Cnty. Pub. Impvt. Rev., Convention Ctr. Proj., F.G.I.C.	Aaa	5.00	(h)	11/01/11	3,706,185
1,400	Paseo Cmnty Dev. Dist. Florida Cap. Impvt. Rev., Ser. A	NR	5.40		5/01/36	1,395,730
1,500	Reunion West Cmnty. Dev. Dist. Rev. Spec. Assmt.	NR	6.25		5/01/36	1,576,425
340	Stoneybrook West Cmnty. Dev. Dist. Rev., Winter Gar. Spec. Assmt., Ser. B	NR	6.45		5/01/10	340,768

						27,331,192

	Georgia—0.8%
2,000	Cobb Cnty. Georgia Dev. Auth. Solid Wste. Disp. Rev., Georgia Wste. Mgmt. Proj., Ser. A, A.M.T.	BBB(b)	3.65	(h)	4/01/06	1,999,080
1,200	Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR	6.125		2/15/34	1,229,328
1,000	Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aaa	6.15		2/01/20	1,212,430

						4,440,838

	Hawaii—0.4%
2,000	Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa	5.25		5/01/24	2,164,400

	Illinois—8.3%
	Cary Illinois Spec. Tax. Svcs. Rev.,
3,800	Area No. 1, Cambridge, Ser. A	NR	7.625	3/01/30	4,250,148
4,782	Area No. 2, Foxford Hill	NR	7.50	3/01/30	5,326,574
4,375	Chicago Illinois Util. Proj. & Rfdg., G.O., F.G.I.C.	Aaa	5.25	1/01/28	4,595,763
5,000(d)	Gilberts Illinois Spec. Svcs. Area No. 9, Spec. Tax, Big Timber Proj.	AAA(b)	7.75	3/01/11	5,977,200
2,000	Illinois Edl. Facs. Auth. Student Hsg. Rev., Edl. Advnmt. Fdg. Univ. Ctr. Proj.	Baa3	6.25	5/01/30	2,173,060
	Illinois Fin. Auth. Rev.,
1,000	Friendship Vlg. Schaumburg, Ser. A	NR	5.625	2/15/37	1,004,890
5,000	Northwestern Mem. Hosp., Ser. A	Aa2	5.25	8/15/34	5,238,050
1,000	Plymouth Landing Proj.	NA	6.00	5/15/37	1,002,020
4,200	Illinois Hlth Facs. Auth. Rev., Lake Forest Hosp., Ser. A	A3	6.25	7/01/22	4,615,338
3,360	Kane & De Kalb Cntys. Sch. Dist., No. 301, A.M.B.A.C., C.A.B.S., G.O.	Aaa	Zero	12/01/11	2,687,261
4,535	McLean & Woodford Cntys. IL Cmnty. Unif. Sch. Dist. No. 005, G.O., F.S.A.(d)	Aaa	5.625	12/01/11	4,966,596
6,000	Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	Aaa	5.25	6/15/42	6,263,339
	Robbins Illinois Res. Recov. Rev. Restruct. Proj.,
5,031	Ser. A, A.M.T. (cost $5,031,250; purchased 2/03/00)(c)(i)(j)	NR	Zero	10/15/16	10,063
1,969	Ser. B, A.M.T. (cost $ 1,968,750; purchased 2/03/00)(c)(i)(j)	NR	Zero	10/15/16	3,938
1,000	Round Lake Rev., Lakewood Spl. Tax #1	NR	6.70	3/01/33	1,068,610

					49,182,850

	Indiana—1.3%
3,000	Indiana Hlth. & Edl. Fac. Fin. Auth. Rev.-Clarion Health	A2	5.00	2/15/39	2,980,710
3,000	Indiana Hlth. Fac. Fin. Auth. Hosp. Rev., Cmnty. Foundation Northwest Ind., Ser. A	BBB-(b)	6.00	3/01/34	3,174,360
1,765	Indiana St. Hsg. Fin. Auth. Singl. Fam. Mtge. Rev., Ser. B2, A.M.T., G.N.M.A./F.N.M.A.	Aaa	4.00	1/01/34	1,750,598

					7,905,668

	Iowa—1.0%
4,780	Iowa St. Fin. Auth. Hlthcare, Facs. Rev., Mercy Hlth. Initiatives Proj.	NR	9.25	7/01/25	5,731,411

	Kentucky—0.2%
1,000	Boone Cnty. KY Pollutn. Ctl. Rev. Ref-Coll-Dayton Pwr. & Lt. Co., Ser. A, F.G.I.C.	Aaa	4.70	1/01/28	1,003,890

	Louisiana—1.0%
3,500	Calcasieu Parish Inc., Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj.	Baa3	6.625	2/01/16	3,735,445

2,500	De Soto Parish Lousisiana Environ. Impvt. Rev., Rfdg. Int’l. Paper, Ser. A, A.M.T.	Baa3	4.75		3/01/19	2,412,475

						6,147,920

	Maine—0.7%
	Maine Hlth. & Higher Edl. Facs. Auth. Rev. Piper Shores,
1,000(d)	Ser. A	NR	7.50		1/01/09	1,101,200
3,000(d)	Ser. A	NR	7.55		1/01/09	3,307,680

						4,408,880

	Maryland—2.1%
3,000(d)	Anne Arundel Cnty. Spec. Oblig., Arundel Mills Proj.	AAA(b)	7.10		7/01/09	3,398,190
5,000(d)	Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev.	A3	6.75		7/01/10	5,704,550
1,054	Northeast Wste. Disp. Auth. Rev., Sludge Corp. Facs. (cost $1,054,000; purchased 6/30/93)(i)(j)	NR	7.25	(h)	7/01/07	1,092,176
1,865	Sludge Corp. Facs., A.M.T. (cost $1,865,000; purchased 6/30/93)(i)(j)	NR	8.50		7/01/07	1,965,803

						12,160,719

	Massachusetts—2.5%
1,750	Massachusetts St. Coll. Bldg., Auth. Rev. Proj. & Rfdg. Bonds, Ser. A	Aa2	7.50		5/01/14	2,152,605
4,010	Massachusetts St. Dev. Fin. Agcy. Rev., Hlthcare. Fac., Alliance, Ser. A	NR	7.10		7/01/32	4,102,511
	Masachusetts St. Hlth. & Edl. Facs. Auth. Rev., Caritas Christi Oblig. Group, Rfdg.,
2,000	Ser. A	Baa3	5.75		7/01/28	2,037,540
3,595	Ser. B	Baa3	6.75		7/01/16	4,016,154
2,500	Massachusetts St. Wtr. Poll. Abatement Trust Rev., Pool Proj., Ser. 9	Aaa	5.25		8/01/33	2,652,525

						14,961,335

	Michigan—1.9%
2,000	Kalamazoo Michigan Hosp. Fin. Auth. Borgess Hosp. Fac. Rev., E.T.M., F.G.I.C. (cost $2,042,552; purchased 2/02/01)(i)(d)	AAA	7.108	(f)	6/01/11	2,027,120
3,000	Kent Hosp. Fin. Auth. Michigan Rev., Metro. Hosp. Proj., Ser. A	BBB(b)	6.25		7/01/40	3,256,470
1,250	Michigan St. Hosp. Fin. Auth. Rev., Ascension Hlth. Sub Credit, Ser. A	Aa3	5.00		11/01/12	1,323,225
1,000	Michigan Strategic Fund Solid Waste Disp. Rev.	BBB(b)	4.50	(h)	12/01/13	1,000,000
2,060	Summit Academy Mich. Pub. Sch., Academy Rev. Ref.	BB+(b)	6.25		11/01/25	2,039,029
1,500	Summit Academy North Mich. Pub. Sch., Academy Rev. Ref.	BB+(b)	5.50		11/01/30	1,427,880

						11,073,724

	Minnesota—0.2%
1,000	St. Paul Minn. Hsg. & Redev. Auth. Hosp. Rev. Healtheast Proj.	Baa3	6.00		11/15/35	1,069,380

	Nevada—3.8%
	Clark Cnty. Impvt. Dist. Rev.,
4,655	No. 121, Southern Highlands Area	NR	7.50		12/01/19	5,007,756
2,000	Spec. Impvt. Dist. No. 142, Loc. Impvt.	NR	6.10		8/01/18	2,078,800
	Clark Cnty. NV Ind. Dev. Rev.,
2,500	Nevada Pwr. Co. Proj., Ser. A, A.M.T.	B-(b)	5.60	(h)	10/01/30	2,483,925
4,500	Rfdg.Nevada Pwr. Co. Proj., Ser. C	B-(b)	5.50	(h)	10/01/30	4,437,450
	Director St. Nevada Dept. Bus. & Ind. Rev., Las Ventanas Ret.,
1,500	Proj. A	NR	7.00		11/15/34	1,552,455
1,315	Proj. B	NR	6.75		11/15/23	1,351,623
	North Las Vegas Local Impvt. Rev.,
1,510	Spec. Impvt. Dist. No 60 Aliante	NR	5.60		12/01/12	1,561,944
	North Las Vegas Local Impvt. Rev.,
1,235	Spec. Impvt. Dist. No 60 Aliante	NR	6.40		12/01/22	1,280,720
2,500	Washoe Cnty. Wtr. Fac. Rev., Sierra Pac. Pwr. Co., A.M.T.	Ba1	5.00		7/01/09	2,527,700

						22,282,373

	New Jersey—5.8%
1,000	Camden Cnty. NJ Impt. Auth. Rev., Hlthcare. Redev. Cooper Proj.	Baa3	5.00		2/15/35	983,420
2,250	Camden Cnty. NJ Impt. Auth. Rev., Hlthcare. Redev. Cooper Proj.	Baa3	6.00		2/15/27	2,352,398
1,250	New Jersey Econ. Dev. Auth. Rev., Cigarette Tax	Baa2	5.625		6/15/19	1,324,500
750	New Jersey Econ. Dev. Auth. Rev., Cigarette Tax	Baa2	5.75		6/15/34	788,048
1,115	Kapkowski Rd. Landfill, Ser. A, C.A.B.S., E.T.M.	Baa3	Zero		4/01/12	877,617
165	Rfdg. First Mtge. Franciscan Oaks Proj.	NR	5.70		10/01/17	167,671
5,530	Spec. Facs. Rev., Continental Airlines, Inc. Proj., A.M.T.	Caa2	6.25		9/15/29	5,114,642
	New Jersey Hlthcare. Facs. Fin. Auth Rev.,
2,000	Cherry Hill Proj.	NR	8.00		7/01/27	2,080,480
4,000	Raritan Bay Med. Ctr.	NR	7.25		7/01/27	4,104,800
2,250	St. Peters Univ. Hosp., Ser. A	Baa1	6.875		7/01/30	2,450,970
3,490	New Jersey St. Edl. Facs. Auth. Rev., Felician Coll. of Lodi, Ser. D	NR	7.375		11/01/22	3,664,954
4,000	New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S.	Aaa	Zero		1/01/35	2,632,160
	Tobacco Settlement Fin. Corp., N.J. Rev.
1,000	Asset Bkd.	Baa3	6.75		6/01/39	1,122,550
1,000	Asset Bkd.	Baa3	6.125		6/01/42	1,063,130
5,250	Asset Bkd.	Baa3	6.25		6/01/43	5,681,813

						34,409,153

	New Mexico—1.1%
2,000	Farmington Poll. Ctrl. Rev., El Paso Elec. Co. Proj., Ser. A, F.G.I.C.	Baa3	4.00	(h)	8/01/12	2,001,100
	New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge.,
1,980	Ser. A, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	Aaa	5.50	(h)	7/01/36	2,082,782
2,455	Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AAA(b)	5.50	(h)	7/01/35	2,589,681

						6,673,563

	New York—7.5%
2,000	Brookhaven New York Ind. Dev. Agcy. Civic Facs. Rev., Brooks Mem. Hosp. Med. Ctr., Inc., Ser. A	NR	8.25		11/15/30	2,157,340
3,500	City of New York, G.O.	A1	5.00		12/01/20	3,675,560
	Erie Cnty. NY Tob. Asset Securitization Corp. Cap. Apprec.,
5,000	Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR	Zero		6/01/47	420,550
4,000	Asset Bkd-2nd Sub., Ser. C, C.A.B.S.	NR	Zero		6/01/50	247,080
3,050	Metro. Trans. Auth. Rev. N.Y. Svc. Contract, Rfdg., Ser. B, M.B.I.A.	Aaa	5.50		7/01/19	3,347,253
4,045	Metro. Trans. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.50		11/15/18	4,458,197
995	New York City Ind. Dev. Agcy. Civic Fac. Rev., Staten Island Univ. Hosp. Proj., Ser. B	B2	6.375		7/01/31	1,009,816
	New York City Industrial Develop. Agcy. Spl. Fac. Rev.,
3,495	American Airlines-JFK Intl. Arpt.	B-(b)	7.125		8/01/11	3,519,570
2,000	American Airlines-JFK Intl. Arpt.	B-(b)	7.75	(h)	8/01/31	2,078,300
	New York City Transitional Fin. Auth. Rev., Future Tax Sec’d.,
2,500	Ser. C	Aa1	5.50		2/15/16	2,729,200
475	Ser. C (d)	Aa1	5.50		5/01/10	518,116
	New York St. Dorm Auth. Revs., Non St. Supported Debt, Mt. Sinai,
4,000	NYU Hlth., RMKT 7/01/05	Ba1	5.50	(h)	7/01/26	4,041,200
2,000	NYU Hlth.,-C-RMKT 7/01/05	Ba1	5.50		7/01/26	2,023,760
780	New York St. Environ. Facs. Rev. Corp., Cleanwater Revolving Funds, Ser. B	Aaa	5.00		6/15/27	808,790
1,000	New York, NY, Ser. G, G.O.	A1	5.00		12/01/25	1,038,270
	Tobacco Settlement Fin. Corp.,
5,000	Asset-Bkd., Ser. A-1	A1	5.50		6/01/14	5,290,800
3,500	Asset-Bkd., Ser. C-1	A1	5.50		6/01/14	3,702,440
3,000	Asset-Bkd., Ser. C-1	A1	5.50		6/01/15	3,215,460

						44,281,702

	North Carolina—0.3%
2,000	North Carolina Eastern Mun. Pwr. Agcy. Pwr. Sys. Rev., Rfdg., Ser. D	Baa2	5.125		1/01/26	2,055,560

	North Dakota—0.7%
	Ward Cnty. ND Hthcare. Facs. Rev., Rfdg. Trinity Oblig.,
2,110	Group A	BBB+(b)	6.25		7/01/26	2,195,202
2,000	Group B	BBB+(b)	6.25		7/01/09	2,083,860

						4,279,062

	Ohio—0.9%
3,000	Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.50		1/01/30	3,336,780
1,000	Ohio St. Wtr. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Proj., A.M.T.	BBB(b)	4.50	(h)	7/01/09	1,011,960
1,000	Richland Cnty. Hosp. Facs. Rev., Rfdg. Medcentral Hlth. Sys., Ser. A	A-(b)	6.125		11/15/16	1,086,490

						5,435,230

	Oklahoma—0.9%
2,000	Norman Regional Hospital Authority Rev.	BBB-(b)	5.375		9/01/36	2,003,900
3,050	Oklahoma Hsg. Fin. Agcy. Sngl. Fam. Rev., Mtge. Homeownership In. Prog. Ser. B, A.M.T.,G.N.M.A./F.N.M.A.	Aaa	4.875	(h)	9/01/33	3,104,839

						5,108,739

	Pennsylvania—4.5%
	Allegheny Cnty. Hosp. Dev. Auth. Rev. Hlth. Sys.,
1,000	Ser. B	Ba3	9.25		11/15/15	1,190,940
1,825	Ser. B	Ba3	9.25		11/15/22	2,170,619
1,335	Allegheny Cnty. Hosp. Dev. Auth. Rev., Ohio Valley Gen. Hosp. Proj., Ser. A	Baa2	5.125		4/01/35	1,336,362
2,890(d)	Cumberland Cnty. Mun. Auth. Ret. Cmnty. Rev., Wesley Affiliated Svcs., Ser. A	NR	7.25		1/01/13	3,414,159
1,110	Cumberland Cnty. Mun. Auth. Ret. Cmnty. Rev., Wesley Affiliated Svcs., Ser. A	NR	7.25		1/01/35	1,311,321
780	Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp. Proj. Woods Sch.	A(b)	5.50		3/15/26	815,474
4,650	Langhorne Manor Woods Boro. Sch. Higher Ed. & Hlth. Auth. Rev., Lower Bucks Hosp.	B2	7.35		7/01/22	4,650,512
2,450	Montgomery Cnty. Pennsylvania Ind. Dev. Auth. Rev., MTG-Whitemarsh Cont. Care	NR	6.25		2/01/35	2,563,141
	Pennsylvania Econ. Dev. Fin. Auth. Rev.
1,000	Exempt Facs. Shippingport PJ-A-Rmkt. 6/01/05, A.M.T.	Baa3	4.35	(h)	6/01/10	989,600
1,000	Res. Recov. Ref., Sub, Colver Proj., Ser. G, A.M.T.	NR	5.125		12/01/15	990,720

1,651	Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Grad. Hlth. Sys. (cost $1,664,031; purchased 1/22/08) C.A.B.S.(c)(i)(j)	Ca	Zero		7/11/05	17
2,269	Grad. Hlth. Sys. (cost $2,298,709; purchased 1/22/98) C.A.B.S.(c)(i)(j)	Ca	Zero		7/01/18	23
2,015	Grad. Hlth. Sys., Ser. A (cost $1,890,059; purchased 1/21/98) C.A.B.S.(c)(i)(j)	Ca	Zero		7/01/13	20
1,095	Somerset Cnty. Hosp. Auth Rev., GF Somers Hlthcare. First Mtge. (cost $1,106,647; purchased 2/10/97)(c)(i)(j)	NR	8.40		6/01/09	773,738
8,805	Hlthcare. First Mtge. (cost $8,898,687; purchased 2/10/97)(c)(i)(j)	NR	8.50		6/01/24	6,147,738

						26,354,384

	South Carolina—1.0%
4,460(d)	South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. Palmetto Hlth., Ser. C	Baa1	6.875		8/01/13	5,286,653
540	South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. Palmetto Hlth., Ser. C	Baa1	6.875		8/01/27	640,088

						5,926,741

	Tennessee—7.2%
2,000	Bradley Cnty. TN Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj., Ser. C	Baa3	6.625		11/01/17	2,168,960
1,000	Chattanooga Tenn. Hlth. Edl. & Hsg. Fac. Brd. Rev. Ref, CDFI Phase I LLC, PJ-Sub-B	NR	6.00		10/01/35	1,021,970
	Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Rfdg. First Mtge., Mountain States Hlth.
2,000	Ser. A, M.B.I.A.	Aaa	6.75		7/01/17	2,434,280
1,000	Ser. A	Baa2	5.50		7/01/36	1,038,930
26,000	Memphis Ctr. City Rev., Fin. Corp., Red Birds Ser. B (cost $26,000,000; purchased 12/30/98)(i)	NR	6.50		9/01/28	26,447,199
5,100	Rutherford Cnty. Hlth. & Edl. Facs. GRP Homes Brd., First Mtge. Rev.	NR	9.50		12/01/19	5,158,241
	Shelby Cnty. Hlth. Edl. & Hsg. Fac. Brd. Hosp. Rev.,
2,195(d)	Methodist Hlthcare.	A3	6.50		9/01/12	2,561,302
1,305(d)	Methodist Hlthcare., E.T.M.	A3	6.50		9/01/26	1,522,778

						42,353,660

	Texas—8.6%
9,230	Austin Hsg. Fin. Corp. Multi-Fam. Hsg. Rev., Stony Creek, Ser. A	Ba3	7.75		2/01/06	8,714,319
	Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj.,
1,255	Ser. C, A.M.T.	Baa2	6.75		10/01/38	1,389,247
1,000	Ser. D	Baa2	5.40	(h)	10/01/14	1,066,890
2,000	Brazos River Auth. TXU	Baa2	5.40		5/01/29	2,006,580
	Dallas-Fort Worth Int’l. Arpt. Fac. Impvt. Corp. Rev.,
1,950	American Airlines Inc., Ser. C, A.M.T.	Caa2	6.15	(h)	11/01/07	1,903,883
3,000	American Airlines Inc., A.M.T.	Caa2	6.375		5/01/35	2,223,720
3,000	Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	Ba2	7.125		9/01/34	3,241,170

1,250	Houston Hlth. Facs. Dev. Corp. Ret. Fac. Rev., Buckingham Sr. Living Cmnty., Ser. A	NR	7.125		2/15/34	1,370,163
7,000	Houston Util. Sys. Rev., Ref., Comb., First Lien, Ser. A, F.S.A.	Aaa	5.25		5/15/21	7,545,160
4,000	Katy Texas Dev. Auth. Rev., Tax Increment Contract, Ser. B	NR	6.00		6/01/18	4,142,200
4,050	Kerrville Tex. Health Facs. Dev. Corp. Hosp. Rev., Sid Peterson Mem. Hosp. Proj.	BBB-(b)	5.375		8/15/35	4,101,638
4,515	Lower Colo. River Auth. Rev., Rfdg., Trans. Svcs. Corp. Proj., Ser. C, A.M.B.A.C.	Aaa	5.25		5/15/24	4,828,612
2,000	Matagorda Cnty. Nav. Dist. No. 1 Rev., Coll. Centerpoint Energy. Proj.	Baa2	5.60	(h)	3/01/27	2,093,640
2,000	North Central Texas Hlth. Fac. Dev. Corp. Rev., Edgemere Ret. Fac. Sr. Hsg., Ser. A	NR	7.50		11/15/29	2,149,660
1,000	Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Baa2	6.15		8/01/22	1,091,990
3,000	San Antonio Elec. & Gas Rev., Rfdg., Ser. A	Aa1	5.00		2/01/18	3,131,880
50	Texas Mun. Pwr. Agcy. Rev., M.B.I.A., E.T.M., C.A.B.S.(d)	Aaa	Zero		9/01/15	33,635

						51,034,387

	Trust Territories—0.4%
2,000	Northern Mariana Islands Comnwlth., Ser. A, G.O.	Ba3	6.75		10/01/33	2,177,940

	Virginia—4.4%
3,445	Chesapeake Hosp. Auth. Fac. Rev., Rfdg. Chesapeake Gen. Hosp., Ser. A	A3	5.25		7/01/17	3,672,749
2,000	Chesterfield Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev., Virginia Elec. & Pwr., Ser. A	A3	5.875	(h)	6/01/17	2,177,900
2,700	Gloucester Cnty. Ind. Dev. Auth. Solid Wste Disp. Rev., Wste. Mgmt. Svcs., Ser. A Rmkt. 5/03/04, A.M.T.	BBB(b)	5.125		5/01/14	2,799,954
5,670	Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac.Rev., Sussex Apts. A.M.T. (cost $5,670,000; purchased 3/21/97)(i)	NR	8.00		9/01/26	5,925,604
	Pocahontas Pkwy. Assoc. Toll Rd. Rev., C.A.B.S.,
7,000	Ser. B	Ba3	Zero		8/15/16	3,934,070
5,000	Ser. C	B3	Zero		8/15/25	1,518,500
6,200	Ser. C	B3	Zero		8/15/32	1,215,014
6,200	Ser. C	B3	Zero		8/15/33	1,142,474
6,200	Ser. C	B3	Zero		8/15/34	1,074,336
5,800	Ser. C	B3	Zero		8/15/35	944,994
1,600	Sussex Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Atlantic Wste., Ser. A, Rmkt. 5/03/04, A.M.T.	BBB(b)	5.125	(h)	5/01/14	1,659,232

						26,064,827

	Washington—2.9%
870	Bellevue Conv. Ctr. Auth., King City, Spec. Oblig. Rev., M.B.I.A., C.A.B.S.	Aaa	Zero		2/01/10	749,766
	Energy Northwest Elec. Rev., Columbia Generating,
5,050	Ser. B, A.M.B.A.C.	Aaa	6.00		7/01/18	5,680,240
4,300	Ser. B, Proj. No. 1, M.B.I.A.	Aaa	6.00		7/01/17	4,849,669
	Skagit Cnty. Wash. Pub. Hosp. Dist. No. 001 Rev.,
1,190	Skagit Valley Hosp.	Baa3	5.375		12/01/22	1,233,602
1,250	Skagit Valley Hosp.	Baa3	5.50		12/01/30	1,280,425
2,545	Tobacco Settlement Fin. Corp. Auth. WA Tobacco Settlement Rev., Asset Bkd.	Baa3	6.50		6/01/26	2,776,748
755(d)	Washington St. Pub. Pwr. Sup. Sys. Rev., Nuclear Proj. No. 1, Ser. B, E.T.M.	Aaa	7.25		7/01/09	806,257

						17,376,707

	West Virginia—1.3%
7,000(d)	West Virginia St. Hosp. Fin. Auth. Hosp. Rev., Oak Hill Hosp., Ser. B (cost $6,833,407; purchased 6/09/00)(i)	A2	6.75		9/01/10	7,990,499

	Wisconsin—2.0%
2,830	Badger Tobacco Asset Secur. Corp., Rev. Asset Bkd	Baa3	6.125		6/01/27	2,997,649
1,395	Oconto Falls Cmnty. Dev. Auth. Rev., A.M.T.	NR	8.125		12/01/22	1,060,507
7,600	Oconto Falls Cmnty. Dev. Auth. Rev. Tissue, Inc. Proj., A.M.T.	NR	7.75		12/01/22	5,576,880
	Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
1,000	Eastcastle Place, Inc. Proj.	NR	6.125		12/01/34	1,018,270
1,250	Beaver Dam Cmnty. Hosp. Inc., Ser. A	NR	6.75		8/15/34	1,352,650

						12,005,956

	Wyoming—0.5%
2,850	Weston Cnty. Wyoming Poll. Ctrl. Rev., Rfdg., Black Hills Pwr. Inc. Proj.	Baa2	4.80		10/01/14	2,882,861

	Total long-term investments (cost $572,864,372)					586,530,479

	SHORT-TERM INVESTMENTS
	Alabama—0.1%
400	McIntosh Ala. Indl. Dev. Brd. Environmental Impt. Rev. Daily-Ref-CIBC Specialty, Ser. E	P-2	3.41	(h)	2/01/06	400,000
	Texas—0.2%
1,350	Brazos River, Auth. Texas Hbr. Nav. Dist. Var. Rev. Brazoria City, Environmental VAR-JT Venture Proj.	Aa2	3.16	(h)	9/01/18	1,350,000

	Total short-term investments (cost $1,750,000)					1,750,000

	Total Investments—99.4% (cost $574,614,372)(k)					588,280,479
	Other assets in excess of liabilities(g)—0.6%					3,805,125

	Net Assets—100.0%					$592,085,604

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.H.L.M.C.—Federal Home Loan Mortgage Corporation.

F.N.M.A.—Federal National Mortgage Association.

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

LLC—Limited Liability Corporation.

M.B.I.A.—Municipal Bond Insurance Corporation.

R.I.B.S—Residential Interest Bonds.

R.I.T.E.S—Residual Interest Tax Exempt Securities Receipts.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s rating.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Prerefunded issues are secured by escrowed cash and/or direct U.S. government guaranteed obligations.
(e)	All or partial principal amount segregated as initial margin on financial futures contracts.
(f)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate as of January 31, 2006.
(g)	Other assets in excess of liabilities include net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at January 31, 2006:

Number of Contracts	Type	Expiration Date	Value at Jan. 31, 2006	Value at Trade Date	Unrealized Appreciation
	Long Positions:
110	U.S. Treasury Bonds	Mar. 06	$12,412,813	$12,382,148	$30,665

	Short Positions:
214	U.S. Treasury 5 Yr. Notes	Mar. 06	22,627,156	22,740,473	113,317
103	U.S. Treasury 10 Yr. Notes	Mar. 06	11,169,063	11,208,884	39,821

					153,138

					$183,803

(h)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2006.
(i)	Indicates a security that has been deemed illiquid. The aggregate cost of such securities is $71,703,063. The aggregate value of $ 58,136,137 is approximately 9.8% of net assets.
(j)	Indicates a security restricted to resale. The aggregate cost of such securities was $25,777,133. The aggregate value of $9,993,516 was approximately 1.7% of net assets.
(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$572,581,703	$35,021,492	$19,322,716	$15,698,776

The difference between book basis and tax basis was primarily attributable to the differences in the treatment of premium amortization for book and tax purposes.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

DRYDEN MUNICIPAL BOND FUND

INSURED SERIES

Schedule of Investments

January 31, 2006 (Unaudited)

Principal Amount (000)	Description (a)	Moody’s Ratings	Interest Rate		Maturity Date	Value
	LONG-TERM INVESTMENTS—97.1%
	California—11.1%
$1,000	California Hlth. Facs. Fin., Auth. Rev. Cedar-Sinai Med. Ctr.	A3	5.00%		11/15/21	$1,035,960
7,000	California St., G.O., M.B.I.A.	Aaa	5.25		2/01/27	7,458,360
1,500	Golden St. Securitization Corp. Tobacco Settlement Rev., Asset Bkd., Ser. B, C.A.B.S., A.M.B.A.C.	Aaa	Zero		6/01/23	1,224,840
3,000	Los Angeles Unif. Sch. Dist. Admin. Bldg. Proj., Ser. B., C.O.P., A.M.B.A.C.	Aaa	5.00		10/01/31	3,068,100
5,800	San Diego Cnty. Pub. Facs. Fin. Wtr. Auth. Rev., C.O.P., F.G.I.C., R.I.T.E.S.	Aaa	8.10	(e)	4/26/06	5,864,960
10,000	San Joaquin Hills Trans. Corridor Agcy. Toll Rd. Rev., C.A.B.S., Ser. A, M.B.I.A	Aaa	Zero		1/15/36	2,355,000
4,500	University of California Rev., Ser. B, F.S.A.	Aaa	5.00		5/15/24	4,730,220
3,000	University Rev., Hosp., UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25		5/15/30	3,165,000

						28,902,440

	Colorado—1.2%
3,000	Denver City & Cnty. Arpt. Rev., Ser. C, A.M.T., M.B.I.A.	Aaa	5.60		11/15/11	3,079,680

	Delaware—0.6%
1,500	Delaware River & Bay Auth. Dev. Rev., M.B.I.A.	Aaa	5.00		1/01/24	1,582,725

	District of Columbia—4.4%
2,000	Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125		9/15/31	2,057,880
2,500	Dist. of Columbia, G.O. Ser. A, M.B.I.A.	Aaa	5.00		6/01/27	2,605,875
3,095	Dist. of Columbia, G.O., Ser. A, M.B.I.A. (d)	Aaa	6.50		6/01/10	3,454,856
2,905	Dist. of Columbia, G.O., Ser. A, E.T.M., M.B.I.A. (c)	Aaa	6.50		6/01/10	3,254,530

						11,373,141

	Florida—5.7%
6,000	Brevard Cnty. Hlth. Facs. Auth., Holmes Reg. Med. Ctr. Proj., Rev. M.B.I.A.	Aaa	5.60		10/01/10	6,145,919

2,500	City of Gainesville, Utility Sys. Rev. Ser. A, F.S.A.	Aaa	5.00	10/01/23	2,653,325
2,600	Indian River Cnty. Wtr. & Swr. Rev., Ser. A, F.G.I.C.	Aaa	5.25	9/01/18	2,755,584
1,580	Polk Cnty. Sch. Dist. Sales Tax Rev., F.S.A.	Aaa	5.25	10/01/17	1,728,204
1,325	Polk Cnty. Sch. Dist. Sales Tax Rev., F.S.A.	Aaa	5.25	10/01/18	1,449,285

					14,732,317

	Georgia—2.2%
2,000	Atlanta Arpt. Facs. Rev., Ser. A, A.M.B.A.C., E.T.M.(c)	Aaa	6.50	1/01/10	2,220,080
3,185	Newnan Hosp. Auth. Rev., M.B.I.A.	Aaa	5.50	1/01/21	3,453,050

					5,673,130

	Hawaii—3.4%
8,000	Hawaii Dept. Budget & Fin., Hawaiian Elec. Co. Projs., Rev. Ser. C, A.M.B.A.C., A.M.T.	Aaa	6.20	11/01/29	8,710,640

	Illinois—11.9%
2,000	Chicago Illinois Proj. & Rfdg., G.O., F.G.I.C.	Aaa	5.25	1/01/28	2,100,920
5,000	Chicago Midway Arpt. Rev., Ser. B., M.B.I.A., A.M.T.	Aaa	5.75	1/01/22	5,131,050
	Chicago O’ Hare Int’l Arpt. Rev.,
2,000	Ser. A, M.B.I.A.	Aaa	5.25	1/01/26	2,148,660
1,000	Ser. B, F.G.I.C.	Aaa	5.25	1/01/15	1,096,870
2,000	Chicago O’Hare Int’l. Arpt. Rev. Pass. Facs. Chrg., Ser. A, A.M.B.A.C.	Aaa	5.625	1/01/15	2,043,520
4,000	City of Springfield, Elec. Rev. M.B.I.A.	Aaa	5.00	3/01/31	4,163,840
2,710	Illinois St. Civic Ctr., Spec. St. Oblig., Rev. F.S.A.	Aaa	5.50	12/15/15	2,933,440
2,500	Illinois St., G.O., F.S.A	Aaa	5.25	4/01/22	2,679,725
4,000	McLean & Woodford Cntys. Cmnty. Unif. Sch. Dist. No. 005, G.O., F.S.A.(c)	Aaa	5.625	12/01/11	4,380,680
	Metro. Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick, C.A.B.S.
10,000	Ser. A, M.B.I.A.	Aaa	Zero	12/15/34	2,550,200
7,500	Ser. A, M.B.I.A.	Aaa	Zero	6/15/37	1,696,650

					30,925,555

	Indiana—1.8%
2,000	Anderson Ind. Sch. Bldg. Corp., First Mtg. Rev., A.M.B.A.C.	AAA(b)	5.00	7/15/27	2,090,940
2,605	Indiana St. Office Bldg. Commn. Facs. Rev., Ser. E, A.M.B.A.C.	Aaa	5.00	7/01/26	2,708,288

					4,799,228

	Kansas—0.6%
1,525	Saline Cnty. Unif. Sch. Dist. No. 305, G.O., F.S.A. (c)	Aaa	5.50	9/01/11	1,653,710

	Louisiana—0.6%
1,540	New Orleans LA, G.O., M.B.I.A.	Aaa	5.25	12/01/22	1,647,292

	Massachusetts—2.7%
2,000	Boston Convention Ctr. Act of 1997, Spec. Oblig. Rev., Ser. A, A.M.B.A.C.	Aaa	5.00	5/01/19	2,120,860
1,325	Massachusetts Bay Tran. Auth. Sales Tax Rev., Ser. B, M.B.I.A.	Aaa	5.50	7/01/27	1,546,050
2,000	Massachusetts St. School Bldg., Auth., Sales Tax Rev., Ser. A, F.S.A.	Aaa	5.00	8/15/24	2,113,380
1,000	Massachusetts St. Spec. Oblig. Rev., Ser. A, F.S.A.	Aaa	5.50	6/01/21	1,153,190

					6,933,480

	Michigan—2.2%
5,500	Detroit Wtr. Sup. Sys. Rev., Ser. B, M.B.I.A.	Aaa	5.25	7/01/32	5,807,175

	Minnesota—2.7%
	Becker Indpt. Sch. Dist. G.O. No. 726, F.S.A,
1,610	Ser. A	Aaa	6.00	2/01/15	1,755,705
1,750	Ser. A	Aaa	6.00	2/01/16	1,908,375
3,000	Minneapolis & St. Paul Metro. Arpts. Rev., F.G.I.C., Ser. C	Aaa	5.50	1/01/19	3,225,270

					6,889,350

	Nevada—1.2%
3,000	Clark Cnty. Nevada Sch. Dist. Refdg., G.O., Ser. B, F.S.A.	Aaa	5.00	6/15/18	3,217,260

	New Jersey—6.7%
	Jersey City Swr. Auth.,
2,585	Rev., A.M.B.A.C.	Aaa	6.00	1/01/10	2,821,502
4,255	Rev., A.M.B.A.C.	Aaa	6.25	1/01/14	4,844,700
2,000	New Jersey Healthcare Facs. Fin. Auth. Greystone Pk. Psychiatric Hosp. Rev., A.M.B.A.C.	Aaa	5.00	9/15/26	2,085,240
3,650	New Jersey St. Edl. Facs. Auth. Rev., Montclair St. Univ., Ser. F, F.G.I.C.	Aaa	5.00	7/01/24	3,857,576
	New Jersey St. Tpke. Auth. Rev., Growth & Inc. Secs.,
2,500	Ser. A, F.S.A.	Aaa	5.00	1/01/20	2,664,625
1,500	Ser. B, A.M.B.A.C. Convertible C.A.B.S.	Aaa	Zero	1/01/35	987,060

					17,260,703

	New York—13.3%
2,750	Erie Cnty. Ind. Dev. Agcy. Sch. Facs. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/21	3,038,090
1,750	Islip Res. Rec. Agy. Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,995,858
	Metro. Trans. Auth. N.Y. Svc. Contract, Rfdg. Rev., M.B.I.A.,
5,000	Ser. B	Aaa	5.50	7/01/19	5,487,300
7,285	Ser. B	Aaa	5.50	7/01/23	7,936,497
2,000	New York Convention Ctr. Dev. Corp. Rev., Hotel Unit Fee, A.M.B.A.C.	Aaa	5.00	11/15/30	2,089,620
3,000	New York St. Dorm. Auth. Rev., Sch. Dist. Fin. Proj., Ser. A, M.B.I.A.	Aaa	5.75	10/01/17	3,351,240
3,000	New York St. Twy. Auth. Hwy. & Bridg.Tr. Fd. Rev., Ser. B, A.M.B.A.C.	Aaa	5.00	4/01/21	3,203,670
3,000	Suffolk Cnty. Judicial Facs., Svc. Agreement Rev., John P. Cohalan Complex, A.M.B.A.C.	Aaa	5.75	10/15/12	3,244,500
	Tobacco Settlement Fin. Corp., NY Rev.,
3,000	Ser. A-1	A1	5.50	6/01/14	3,174,480
1,000	Ser. C-1	A1	5.50	6/01/15	1,071,820

					34,593,075

	Oklahoma—2.7%
4,110	Norman Reg. Hosp. Auth., Rev., Ser. A, M.B.I.A.	Aaa	5.50	9/01/11	4,240,616
2,620	Oklahoma City Arpt. Trust, Jr. Lien Rev., Ser. 24, A.M.B.A.C., A.M.T.	Aaa	5.75	2/01/18	2,667,317

					6,907,933

	Pennsylvania—4.8%
2,500	Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Colver Proj. Ser. F, A.M.B.A.C., A.M.T.	Aaa	5.00	12/01/15	2,657,550
5,000	Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C.	Aaa	5.50	7/01/17	5,507,100
2,000	Pennsylvania St.Tpk. Commn. Rev., Ser. A, F.S.A.	Aaa	5.25	7/15/21	2,251,540
2,000	Philadelphia Wtr. & Swr. Rev., Wrt. Util. Impvt. Ser. A, F.S.A.	Aaa	5.25	7/01/20	2,178,100

					12,594,290

	Puerto Rico—2.6%
	Puerto Rico Comwlth. Hwy. & Transit Auth., Trans.Rev.,
3,465	Ser. I, F.G.I.C.	Aaa	5.00	7/01/25	3,649,650
3,000	Ser. I, F.G.I.C.	Aaa	5.00	7/01/26	3,164,220

					6,813,870

	South Carolina—1.8%
4,180	Lexington Wtr. & Swr., Rev., Ser. A., M.B.I.A.	Aaa	5.75		4/01/20	4,552,689

	Texas—7.6%
	Corpus Christi Util. Sys. Rev.,
3,255	Ser. A, F.S.A. (c)	Aaa	6.00		7/15/10	3,589,940
3,450	Ser. A, F.S.A. (c)	Aaa	6.00		7/15/10	3,805,005
2,925	Houston Arpt. Sys. Rev., E.T.M. (c)	Aaa	7.20		7/01/13	3,335,992
5,000	Houston, Rfdg., Pub. Impvt., G.O., Ser. A., M.B.I.A.	Aaa	5.375		3/01/15	5,500,749
	Northwest Indpt. Sch. Dist., P.S.F.G.,
1,080	Sch. Bldg. & Rfdg., G.O.	Aaa	5.50		8/15/17	1,182,676
1,000	Sch. Bldg. & Rfdg., G.O	Aaa	5.50		8/15/18	1,095,070
1,105	Van Alstyne Indpt. Sch. Dist. Rfdg., G.O., P.S.F.G.	Aaa	5.95		8/15/29	1,145,244

						19,654,676

	Washington—4.8%
3,800	Clark Cnty. Sch. Dist. No. 114, Evergreen G.O., F.S.A.	Aaa	5.25		12/01/18	4,085,227
1,725	Cowlitz Cnty. Sch. Dist. No. 122 Longview, G.O., F.S.A.	Aaa	5.50		12/01/19	1,877,990
1,570	Ocean Shores, G.O., F.G.I.C.	Aaa	5.50		12/01/20	1,713,357
2,000	Snohomish Cnty. Ltd. Tax, G.O., M.B.I.A.	Aaa	5.375		12/01/19	2,161,140
2,505	Washington St. Hsg. Fin. Comn. Rev., Sngl. Fam. Pg., Ser. 2A, A.M.T., G.N.M.A./F.N.M.A.	Aaa	5.375		12/01/18	2,570,230

						12,407,944

	West Virginia—1.3%
2,000	Clarksburg Wtr. Rev., F.G.I.C.	Aaa	5.25		9/01/19	2,173,300
1,015	West Virginia St. Wtr. Dev. Auth. Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	5.875		7/01/20	1,095,124

						3,268,424

	Wisconsin—1.0%
2,500	Manitowoc Elec. Rev., Pwr. Sys., F.G.I.C.	Aaa	5.25		10/01/34	2,602,275

	Total long-term investments (cost $246,052,810)
						256,583,002

	SHORT-TERM INVESTMENTS—0.4%
	Texas
1,155	Dallas-Fort Worth Texas Regl. Intl. Arpt. Rev., F.R.D.D., M.B.I.A., A.M.T.	A-1+ (b)	3.08	(e)	2/01/06	1,155,000

	Total short-term investments (cost $1,155,000)
	Total Investments—99.3% (Cost $247,207,810) (g)					257,738,002
	Other assets in excess of liabilities (f)—0.7%					1,690,141

	Net Assets—100.0%					$259,428,143

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D—Floating Rate Daily Demand Note.

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

P.S.F.G.—Permanent School Fund Guaranty.

R.I.T.E.S—Residual Interest Tax Exempt Securities Receipts.

(b)	Standard & Poor’s rating.
(c)	Prerefunded issues are secured by escrow cash or direct U.S. government guaranteed obligations.
(d)	All or partial amount segregated as initial margin on financial futures contracts.
(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate as of January 31, 2006.
(f)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures and interest rate swaps as follows:

Open future contracts outstanding at January 31, 2006:

Number of Contracts	Type	Expiration Date	Value at January 31, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
10	U.S. Treasury 10 Yr. Notes	Mar. 06	$1,084,375	$1,095,793	$(11,418)

Short Positions:
74	U.S. Treasury 5 Yr. Notes	Mar. 06	7,824,343	7,852,117	27,774
27	U.S. Treasury 2 Yr. Notes	Mar. 06	5,530,781	5,542,523	11,742

					$28,098

Interest rate swap agreements outstanding at January 31, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.*	3/17/2021	$1,700	3.865%	BMA Municipal Swap Index	$(24,338)

*	Portfolio pays the floating rate and receives the fixed rate.

(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2006 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$246,803,342	$11,203,995	$269,335	$10,934,660

The difference between book basis and tax basis was primarily attributable to the differences in the treatment of premium amortization for book and tax purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Municipal Bond Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 30, 2006

*	Print the name and title of each signing officer under his or her signature.